Expense Example - Federated Hermes Capital Reserves Fund - Federated Hermes Capital Reserves Fund	Sep. 30, 2021 USD ($)
Expense Example:
1 Year	$ 122
3 Years	381
5 Years	660
10 Years	$ 1,455